As filed with the Securities and Exchange Commission on February 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue Floor 4
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.7%
	Core Funds: 71.7%
357,209	Dreyfus Appreciation Fund	$14,477,670
2,947,698	Federated Strategic Value Dividend Fund	14,325,815
286,852	Fidelity Advisor Growth Opportunities Fund	10,335,286
190,771	Hussman Strategic Growth Fund	2,371,280
341,800	iShares Dow Jones Select Dividend Index Fund	18,371,750
292,800	iShares Russell 1000 Growth Index Fund	16,920,912
295,700	iShares S&P 500 Growth Index Fund	19,936,094
191	Matthews Asian Growth & Income Fund	2,879
24,238	Sequoia Fund	3,526,579
46,400	SPDR Dow Jones Industrial Average ETF	5,653,840
125,700	SPDR S&P Dividend ETF	6,771,459
346,221	T. Rowe Price Blue Chip Growth Fund	13,381,462
932,202	Vanguard Dividend Growth Fund	14,374,548
233,300	Vanguard Growth ETF	14,408,608
286,400	WisdomTree Dividend Top 100 Ex-Financial ETF	14,898,528
67,100	WisdomTree LargeCap Dividend ETF	3,289,913
989,837	Yacktman Fund	17,332,052
	Total Core Funds	190,378,675
	Speculative Funds: 28.0%
102,648	Brown Capital Managment Small Company Fund*	4,493,944
167,000	Consumer Staples Select Sector SPDR ETF	5,425,830
27,000	iShares Nasdaq Biotechnology Index Fund	2,817,450
52,300	Market Vectors Gold Miners ETF	2,689,789
392,684	MFS Massachusetts Investors Growth Stock Fund	6,157,289
227,400	Powershares QQQ Trust	12,695,742
16,700	SPDR Gold Trust*	2,538,233
109,958	T Rowe Price Health Sciences Fund	3,584,625
251,109	T. Rowe Price New Horizons Fund	7,791,926
105,000	Technology Select Sector SPDR ETF	2,672,250
326,175	Touchstone Sands Capital Select Fund*	3,382,432
153,100	Utilities Select Sector SPDR ETF	5,508,538
52,199	Value Line Fund*	471,882
243,406	Wells Fargo Advantage Growth Fund	8,947,587
285,030	Yacktman Focused Fund	5,352,864
	Total Speculative Funds	74,530,381
	Total Investment Companies
	(Cost $260,419,863)	264,909,056
	SHORT TERM INVESTMENTS: 0.0%
485	Fidelity Government Portfolio - Institutional, 0.01%#	485
	Total Short Term Investments
	(Cost $485)	485
	Total Investments: 99.7%
	(Cost $260,420,348)	264,909,541
	Other Assets in Excess of Liabilities: 0.3%	722,198
	Net Assets: 100.0%	$265,631,739

	* Non-income producing.
	# Annualized seven-day yield as of December 31, 2011

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$260,420,348
	Gross unrealized appreciation	8,765,851
	Gross unrealized depreciation	(4,276,658)
	Net unrealized appreciation	$4,489,193

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●  Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●  Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
●  Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1	Level 2		Level 3		Total
Investment Companies	$264,909,056	$	---	$	---	$264,909,056

Short-Term Investments	$485	$	---	$	---	$485

Total Investments in Securities	$264,909,541	$	---	$	---	$264,909,541

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.9%
	Core Funds: 43.5%
42,066	Dreyfus Appreciation Fund	$1,704,952
335,496	Federated Strategic Value Dividend Fund	1,630,509
70,671	Fidelity Advisor Growth Opportunities Fund	2,546,259
65,000	iShares Dow Jones Select Dividend Index Fund	3,493,750
56,500	iShares Russell 1000 Growth Index Fund	3,265,135
53,000	iShares S&P 500 Growth Index Fund	3,573,260
11,629	Sequoia Fund	1,691,978
10,000	SPDR Dow Jones Industrial Average ETF	1,218,500
33,104	T. Rowe Price Blue Chip Growth Fund	1,279,466
194,780	Vanguard Dividend Growth Fund	3,003,510
31,300	Vanguard Growth ETF	1,933,088
96,932	Weitz Value Fund	2,919,593
64,200	WisdomTree Dividend Top 100 Ex-Financial ETF	3,339,684
148,847	Yacktman Fund	2,606,303
	Total Core Funds	34,205,987
	Speculative Funds: 56.4%
42,268	Brown Capital Managment Small Companies Fund*	1,850,503
99,800	Consumer Staples Select Sector SPDR ETF	3,242,502
18,100	iShares Nasdaq Biotechnology Index Fund	1,888,735
12,700	iShares Silver Trust*	342,138
38,500	Market Vectors Gold Miners ETF	1,980,055
251,041	MFS Massachusetts Investors Growth Stock Fund	3,936,327
120,000	Powershares QQQ Trust	6,699,600
7,300	SPDR Gold Trust*	1,109,527
64,165	T Rowe Price Health Sciences Fund	2,091,786
127,400	T. Rowe Price New Horizons Fund	3,953,233
88,737	TCW Select Equities Fund	1,575,972
73,100	Technology Select Sector SPDR ETF	1,860,395
170,244	Touchstone Sands Capital Select Fund*	1,765,426
111,000	Utilities Select Sector SPDR ETF	3,993,780
52,199	Value Line Fund*	471,882
108,349	Wells Fargo Advantage Growth Fund	3,982,926
188,867	Yacktman Focused Fund	3,546,931
	Total Speculative Funds	44,291,718
	Total Investment Companies
	(Cost $77,884,347)	78,497,705
	SHORT TERM INVESTMENTS: 0.0%
19,188	Fidelity Government Portfolio - Institutional, 0.01%#	19,188
	Total Short Term Investments
	(Cost $19,188)	19,188
	Total Investments: 99.9%
	(Cost $77,903,535)	78,516,893
	Other Assets in Excess of Liabilities: 0.1%	48,369
	Net Assets: 100.0%	$78,565,262

	* Non-income producing.
	# Annualized seven-day yield as of December 31, 2011

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$77,975,197
	Gross unrealized appreciation	2,421,183
	Gross unrealized depreciation	(1,879,487)
	Net unrealized appreciation	$541,696

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1	Level 2		Level 3		Total
Investment Companies	$78,497,705	$	---	$	---	$78,497,705

Short-Term Investments	$19,188	$	---	$	---	$19,188

Total Investments in Securities	$78,516,893	$	---	$	---	$78,516,893

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 99.5%
	Core Funds: 60.0%
62,486	Dreyfus Appreciation Fund	$2,532,561
603,336	Federated Strategic Value Dividend Fund	2,932,213
75,680	Fidelity Advisor Growth Opportunities Fund	2,726,767
91,558	Hussman Strategic Growth Fund	1,138,070
27,031	ING Corporate Leaders Trust Fund	605,223
59,700	iShares Dow Jones Select Dividend Index Fund	3,208,875
47,700	iShares Russell 1000 Growth Index Fund	2,756,583
44,200	iShares S&P 500 Growth Index Fund	2,979,964
9,733	Sequoia Fund	1,416,149
5,500	SPDR Dow Jones Industrial Average ETF	670,175
21,900	SPDR S&P Dividend ETF	1,179,753
27,056	T. Rowe Price Blue Chip Growth Fund	1,045,698
155,097	Vanguard Dividend Growth Fund	2,391,590
24,500	Vanguard Growth ETF	1,513,120
34,977	Weitz Value Fund	1,053,501
49,300	WisdomTree Dividend Top 100 Ex-Financial ETF	2,564,586
13,000	WisdomTree LargeCap Dividend ETF	637,390
153,084	Yacktman Fund	2,680,506
	Total Core Funds	34,032,724
	Bond Funds: 29.5%
207,613	DoubleLine Core Fixed Income Fund	2,275,439
210,338	DoubleLine Total Return Bond Fund	2,320,024
44,291	Dreyfus Investment Grade Intermediate Income Fund	603,684
75,480	Fidelity GNMA Fund	893,689
145,887	Fidelity Total Bond Fund	1,593,082
45,000	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	1,135,800
13,000	iShares Barclays 1-3 Year Treasury Bond Fund	1,098,500
10,800	iShares Barclays 1-3 Year Credit Fund	1,125,360
13,800	iShares Barclays 3-7 Year Treasury Bond Fund	1,684,152
414,492	Mainstay High Yield Corporate Bond Fund	2,404,051
90,686	PIMCO GNMA Fund	1,066,462
61,148	Wells Fargo Advantage Short-Term Bond Fund	531,983
	Total Bond Funds	16,732,226
	Total Return Funds: 10.0%
124,331	Calamos Market Neutral Income Fund	1,489,487
147,090	Hussman Strategic Total Return Fund	1,809,201
42,681	Vanguard Wellesley Income Fund	2,371,335
	Total Total Return Funds	5,670,023
	Total Investment Companies
	(Cost $55,411,055)	56,434,973
	SHORT TERM INVESTMENTS: 0.2%
124,999	Fidelity Government Portfolio - Institutional, 0.01%#	124,999
	Total Short Term Investments
	(Cost $124,999)	124,999
	Total Investments: 99.7%
	(Cost $55,536,054)	56,559,972
	Other Assets in Excess of Liabilities: 0.3%	173,247
	Net Assets: 100.0%	$56,733,219

	# Annualized seven-day yield as of December 31, 2011

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$55,537,057
	Gross unrealized appreciation	1,437,543
	Gross unrealized depreciation	(414,628)
	Net unrealized appreciation	$1,022,915

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1	Level 2		Level 3		Total
Investment Companies	$56,434,973	$	---	$	---	$56,434,973

Short-Term Investments	$124,999	$	---	$	---	$124,999

Total Investments in Securities	$56,559,972	$	---	$	---	$56,559,972

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Bond Funds: 79.5%
1,438,906	DoubleLine Core Fixed Income Fund	$15,770,406
1,646,120	DoubleLine Total Return Bond Fund	18,156,706
731,980	Dreyfus Investment Grade Intermediate Income Fund	9,976,888
684,259	Fidelity GNMA Fund	8,101,624
752,593	Fidelity Investment Grade Bond Fund	5,810,015
755,316	Fidelity Total Bond Fund	8,248,056
320,000	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	8,076,800
39,100	iShares Barclays 1-3 Year Treasury Bond Fund	3,303,950
111,000	iShares Barclays 1-3 Year Credit Fund	11,566,200
81,500	iShares Barclays 3-7 Year Treasury Bond Fund	9,946,260
3,149,859	Mainstay High Yield Corporate Bond Fund	18,269,181
705,109	PIMCO GNMA Fund	8,292,078
165,171	Wells Fargo Advantage Short-Term Bond Fund	1,436,988
	Total Bond Funds	126,955,152
	Total Return Funds: 20.5%
814,783	Calamos Market Neutral Income Fund	9,761,097
907,741	Hussman Strategic Total Return Fund	11,165,211
33,493	Manning & Napier Pro Blend Conservative Fund	346,316
206,512	Vanguard Wellesley Income Fund	11,473,821
	Total Total Return Funds	32,746,445
	Total Investment Companies
	(Cost $157,948,760)	159,701,597
	SHORT TERM INVESTMENTS: 0.0%
619	Fidelity Government Portfolio - Institutional, 0.01%#	619
	Total Short Term Investments
	(Cost $619)	619
	Total Investments: 100.0%
	(Cost $157,949,379)	159,702,216
	Liabilities in Excess of Other Assets: (0.0%)	(30,784)
	Net Assets: 100.0%	$159,671,432

	# Annualized seven-day yield as of December 31, 2011

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$157,995,441
	Gross unrealized appreciation	2,548,066
	Gross unrealized depreciation	(841,291)
	Net unrealized appreciation	$1,706,775

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1	Level 2		Level 3		Total
Investment Companies	$159,701,597	$	---	$	---	$159,701,597

Short-Term Investments	$619	$	---	$	---	$619

Total Investments in Securities	$159,702,216	$	---	$	---	$159,702,216

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.1%
	Core Funds: 77.7%
18,900	iShares Dow Jones Select Dividend Index Fund	$1,015,875
13,900	iShares S&P 500 Growth Index Fund	937,138
2,800	SPDR Dow Jones Industrial Average ETF	341,180
4,700	SPDR S&P Dividend ETF	253,189
5,700	SPDR Series Trust S&P 500 Growth Fund	333,251
7,100	Vanguard Growth ETF	438,496
19,500	WisdomTree Dividend Top 100 Ex-Financial ETF	1,014,390
	Total Core Funds	4,333,519
	Speculative Funds: 22.4%
7,000	Consumer Staples Select Sector SPDR ETF	227,430
1,100	iShares Nasdaq Biotechnology Index Fund	114,785
1,500	iShares S&P SmallCap 600 Growth Index Fund	111,705
800	Market Vectors Gold Miners ETF	41,144
7,600	Powershares QQQ Trust	424,308
4,300	Technology Select Sector SPDR ETF	109,435
6,200	Utilities Select Sector SPDR ETF	223,076
	Total Speculative Funds	1,251,883
	Total Investment Companies
	(Cost $5,491,096)	5,585,402
	SHORT TERM INVESTMENTS: 0.9%
51,894	Fidelity Government Portfolio - Institutional, 0.01%#	51,894
	Total Short Term Investments
	(Cost $51,894)	51,894
	Total Investments: 101.0%
	(Cost $5,542,990)	5,637,296
	Liabilities in Excess of Other Assets: (1.0)%	(57,494)
	Net Assets: 100.0%	$5,579,802

	# Annualized seven-day yield as of December 31, 2011

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$5,549,453
	Gross unrealized appreciation	140,534
	Gross unrealized depreciation	(52,691)
	Net unrealized appreciation	$87,843

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1	Level 2		Level 3		Total
Investment Companies	$5,585,402	$	---	$	---	$5,585,402

Short-Term Investments	$51,894	$	---	$	---	$51,894

Total Investments in Securities	$5,637,296	$	---	$	---	$5,637,296

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 100.4%
	Speculative Funds: 72.3%
64,200	Consumer Staples Select Sector SPDR ETF	$2,085,858
6,400	iShares Nasdaq Biotechnology Index Fund	667,840
30,200	iShares Silver Trust*	813,588
17,900	Market Vectors Gold Miners ETF	920,597
38,700	Powershares QQQ Trust	2,160,621
47,800	Technology Select Sector SPDR ETF	1,216,510
63,400	Utilities Select Sector SPDR ETF	2,281,132
	Total Speculative Funds	10,146,146
	Core Funds: 28.1%
42,800	iShares Dow Jones Select Dividend Index Fund	2,300,500
24,400	iShares S&P 500 Growth Index Fund	1,645,048
	Total Core Funds	3,945,548
	Total Investment Companies
	(Cost $13,559,947)	14,091,694
	SHORT TERM INVESTMENTS: 0.0%
377	Fidelity Government Portfolio - Institutional, 0.01%#	377
	Total Short Term Investments
	(Cost $377)	377
	Total Investments: 100.4%
	(Cost $13,560,324)	14,092,071
	Liabilities in Excess of Other Assets: (0.4%)	(60,609)
	Net Assets: 100.0%	$14,031,462

	* Non-income producing.
	# Annualized seven-day yield as of December 31, 2011

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$13,613,437
	Gross unrealized appreciation	784,479
	Gross unrealized depreciation	(305,845)
	Net unrealized appreciation	$478,634

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1	Level 2		Level 3		Total
Investment Companies	$14,091,694	$	---	$	---	$14,091,694

Short-Term Investments	$377	$	---	$	---	$377

Total Investments in Securities	$14,092,071	$	---	$	---	$14,092,071

FUNDX TACTICAL UPGRADER FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 36.7%
	Core Funds: 30.4%
14,500	iShares Dow Jones Select Dividend Index Fund‡	$779,375
30,000	iShares S&P 500 Growth Index Fund	2,022,600
40,000	SPDR Dow Jones Industrial Average ETF‡	4,874,000
50,000	SPDR S&P Dividend ETF	2,693,500
40,000	WisdomTree Dividend Top 100 Ex-Financial ETF	2,080,800
	Total Core Funds	12,450,275
	Speculative Funds: 6.3%
5,000	Powershares QQQ Trust	279,150
10,000	SPDR Gold Trust*‡	1,519,900
22,100	Utilities Select Sector SPDR ETF‡	795,158
	Total Speculative Funds	2,594,208
	Total Investment Companies
	(Cost $14,985,866)	15,044,483
Contracts (100 shares per contract)
	PURCHASED OPTIONS: 1.0%
	Call Options Purchased: 1.0%
1,000	SPDR S&P 500 ETF, Expiration Date 1/21/12 Strike Price $123*	418,500
	Total Purchased Options
	(Cost $193,523)	418,500
Shares/Par Value
	SHORT TERM INVESTMENTS: 61.9%
13,335,418	Fidelity Government Portfolio - Institutional, 0.01%#	13,335,418
2,000,000	United States Treasury Bills, Maturity Date 5/03/12, 0.018%	1,999,848
2,000,000	United States Treasury Bills, Maturity Date 6/28/12, 0.058%	1,999,434
3,000,000	United States Treasury Bills, Maturity Date 7/26/12, 0.053%	2,999,103
5,000,000	United States Treasury Bills, Maturity Date 9/20/12, 0.074%	4,997,375
	Total Short Term Investments
	(Cost $25,332,621)	25,331,178
	Total Investments: 99.6%
	(Cost $40,512,010)	40,794,161
	Other Assets in Excess of Liabilities: 0.4%	159,536
	Net Assets: 100.0%	$40,953,697

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2011 (UNAUDITED)

Contracts (100 shares per contract)		Value
	CALL OPTIONS WRITTEN
145	iShares Dow Jones Select Dividend Index Fund, Expiration 1/21/12, Strike Price $52*	(31,900)
200	SPDR Dow Jones Industrial Average ETF, Expiration 1/21/12, Strike Price $123*	(30,500)
200	SPDR Dow Jones Industrial Average ETF, Expiration 1/21/12, Strike Price $122*	(41,000)
100	SPDR Gold Trust, Expiration 1/21/12, Strike Price $155*	(17,300)
500	SPDR S&P 500 ETF, Expiration 1/21/12, Strike Price $127*	(86,500)
121	Utilities Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $35*	(14,702)
100	Utilities Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $36*	(5,150)
	Total Call Options Written
	(Premiums received $197,632)	(227,052)

	PUT OPTIONS WRITTEN
300	iShares Dow Jones Select Dividend Index Fund, Expiration 1/21/12, Strike Price $53*	(15,750)
450	Powershares QQQ Trust, Expiration 1/21/12, Strike Price $58*	(105,750)
200	Technology Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $26*	(15,400)
100	Technology Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $24*	(1,050)
200	Utilities Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $35*	(4,100)
	Total Put Options Written
	(Premiums received $207,379)	(142,050)
	Total Options Written
	(Premiums received $405,011)	$(369,102)

	* Non-income producing.
	# Annualized seven-day yield as of December 31, 2011
	‡ Held in connection with open written call options.
	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$40,980,383
	Gross unrealized appreciation	439,902
	Gross unrealized depreciation	(626,124)
	Net unrealized depreciation	$(186,222)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1		Level 2		Level 3		Total
Investment Companies		$15,044,483	$	---	$	---	$15,044,483

Purchased Options		---		$418,500	$	---	$418,500

Short-Term Investments		$13,335,418		$11,995,760	$	---	$25,331,178

Total Investments in Securities		$28,379,901		$12,414,260	$	---	$40,794,161

Written Options	$	---		$(369,102)	$	---	$(369,102)

FUNDX TACTICAL TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2011 (UNAUDITED)

Shares		Value
	INVESTMENT COMPANIES: 61.1%
	Bond Funds: 29.0%
22,312	DoubleLine Core Fixed Income Fund	$244,538
27,435	DoubleLine Total Return Bond Fund	302,612
19,602	Fidelity GNMA Fund	232,091
6,443	Fidelity Total Bond Fund	70,355
6,000	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	151,440
2,300	iShares Barclays 1-3 Year Credit Fund	239,660
1,400	iShares Barclays 3-7 Year Treasury Bond Fund	170,856
53,499	Mainstay High Yield Corporate Bond Fund	310,295
	Total Bond Funds	1,721,847
	Core Funds: 19.7%
3,000	iShares S&P 500 Growth Index Fund	202,260
4,000	SPDR Dow Jones Industrial Average ETF‡	487,400
5,000	SPDR S&P Dividend ETF	269,350
4,000	WisdomTree Dividend Top 100 Ex-Financial ETF	208,080
	Total Core Funds	1,167,090
	Speculative Funds: 3.3%
600	SPDR Gold Trust*‡	91,194
3,000	Utilities Select Sector SPDR ETF‡	107,940
	Total Speculative Funds	199,134
	Total Return Funds: 9.1%
9,830	Calamos Market Neutral Income Fund	117,762
14,709	Hussman Strategic Total Return Fund	180,923
5,072	Manning & Napier Pro Blend Conservative Fund	52,443
3,381	Vanguard Wellesley Income Fund	187,863
	Total Total Return Funds	538,991
	Total Investment Companies
	(Cost $3,593,504)	3,627,062
Contracts (100 shares per contract)
	PURCHASED OPTIONS: 0.7%
	Call Options Purchased: 0.7%
100	SPDR S&P 500 ETF Trust, Expiration Date 1/21/12 Strike Price $123*	41,850
	Total Purchased Options
	(Cost $19,352)	41,850
Shares/Par Value
	SHORT TERM INVESTMENTS: 40.8%
996,094	Fidelity Government Portfolio - Institutional, 0.01%#	996,094
500,000	United States Treasury Bills, Maturity Date 5/03/12, 0.018%	499,962
200,000	United States Treasury Bills, Maturity Date 6/28/12, 0.058%	199,943
225,000	United States Treasury Bills, Maturity Date 7/26/12, 0.053%	224,933
500,000	United States Treasury Bills, Maturity Date 9/20/12, 0.074%	499,738
	Total Short Term Investments
	(Cost $2,420,782)	2,420,670
	Total Investments: 102.6%
	(Cost $6,033,638)	6,089,582
	Liabilities in Excess of Other Assets: (2.6)%	(155,950)
	Net Assets: 100.0%	$5,933,632

SCHEDULE OF OPTIONS WRITTEN AT DECEMBER 31, 2011 (UNAUDITED)

Contracts (100 shares per contract)		Value
	CALL OPTIONS WRITTEN
20	SPDR Dow Jones Industrial Average ETF, Expiration 1/21/12, Strike Price $123*	(3,050)
20	SPDR Dow Jones Industrial Average ETF, Expiration 1/21/12, Strike Price $122*	(3,460)
6	SPDR Gold Trust, Expiration 1/21/12, Strike Price $155*	(1,038)
50	SPDR S&P 500 ETF, Expiration 1/21/12, Strike Price $127*	(10,250)
20	Utilities Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $35*	(2,430)
10	Utilities Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $36*	(515)
	Total Call Options Written
	(Premiums received $17,863)	(20,743)

	PUT OPTIONS WRITTEN
21	iShares Dow Jones Select Dividend Index Fund, Expiration 1/21/12, Strike Price $53*	(1,103)
50	Powershares QQQ Trust, Expiration 1/21/12, Strike Price $58*	(11,750)
20	Technology Select Sector SPDR ETF, Strike Price $26*	(1,540)
10	Utilities Select Sector SPDR ETF, Expiration 1/21/12, Strike Price $35*	(205)
	Total Put Options Written
	(Premiums received $21,205)	(14,598)
	Total Options Written
	(Premiums received $39,068)	$(35,341)

	* Non-income producing.
	# Annualized seven-day yield as of December 31, 2011
	‡ Held in connection with open written call options.
	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

	Cost of investments	$6,061,818
	Gross unrealized appreciation	76,454
	Gross unrealized depreciation	(48,690)
	Net unrealized appreciation	$27,764

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
	or annual report.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2011.

	Level 1		Level 2		Level 3		Total
Investment Companies		$3,627,062	$	---	$	---	$3,627,062

Purchased Options		---		$41,850	$	---	$41,850

Short-Term Investments		$996,094		$1,424,576	$	---	$2,420,670

Total Investments in Securities		$4,623,156		$1,466,426	$	---	$6,089,582

Written Options	$	---		$(35,341)	$	---	$(35,341)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date    February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date   February 22, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date   February 22, 2012

•	Print the name and title of each signing officer under his or her signature.

 FundX Upgrader Funds 12.31.11 N-Q